As filed with the Securities and Exchange Commission
                              on September 30, 1997
                           Registration No. 333-22103

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549
                                    FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    [ ]
                         Post-Effective Amendment No. 1         [X]

                        (Check appropriate box or boxes)

                            -----------------------
                               NATIONS FUND, INC.
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                          --------------------------
       Registrant's Telephone Number, including Area Code: (800) 321-7854
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With copies to:
 Robert M. Kurucza, Esq.                            Carl Frischling, Esq.
 Marco E. Adelfio, Esq.                             Kramer, Levin, Naftalis
 Morrison & Foerster LLP                                & Frankel
 2000 Pennsylvania Ave., N.W.                       919 3rd Avenue
 Suite 5500                                         New York, New York 10022
 Washington, D.C.  20006

It is proposed that this filing will become effective (check appropriate box):
      [X] Immediately upon filing pursuant      [ ] on (date), pursuant
              to Rule 485(b), or                        to Rule 485(b), or
      [ ] 60 days after filing pursuant         [ ] on (date) pursuant
              to Rule 485(a), or                        to Rule 485(a).
      [ ] 75 days after filing pursuant to      [ ] on (date) pursuant to
              paragraph (a)(2)                      paragraph (a)(2) of rule 485

If appropriate, check the following box:
      [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of beneficial interest in the Registrant, without par value, has previously been registered pursuant to Rule 24f-2 under the Investment
Company Act of 1940, as amended. The Registrant filed on May 20, 1997, the notice required by Rule 24f-2 for its fiscal period ended March 31, 1997.

                                EXPLANATORY NOTE

     This Post-Effective Amendment No. 1 to the Registration Statement of Nations Fund, Inc. (the "Company") filed on March 22, 1997 on Form N-14 under the Securities Act of 1933 (the "Registration Statement") hereby incorporates by reference all the information set forth in Parts A, B and C of the Registration Statement. This Amendment is being filed to amend the Registration Statement to include opinions of counsel supporting the tax consequences of the reorganization of certain of the portfolios of The Pilot Funds into corresponding funds of the Company. The opinions of counsel are filed herewith pursuant to an undertaking made by the Company in its Registration Statement.

                               Nations Fund, Inc.
                               File No. 333-22103

                                  Exhibit Index

The following exhibits are filed herewith as part of this Amendment No. 1 to the Registration Statement.


Exhibit
Number                     Description

12(a) Opinion and Consent of Morrison & Foerster LLP supporting the tax matters and consequences to shareholders as to the Acquisition of The Pilot
                           Funds' Short-Term U.S. Treasury Fund, Short-Term Diversified Assets Fund and Equity Income Fund, by Nations Fund Inc.'s Treasury Fund, Prime Fund and Equity Income Fund.

12(b) Opinion and Consent of Morrison & Foerster LLP supporting the tax matters and consequences to shareholders as to the Acquisition of The Pilot Funds' U.S. Government Securities Fund, International Equity Fund, and Small Capitalization Equity Fund, by Nations Fund Inc.'s U.S. Government Bond Fund, International Growth Fund and Small Company Growth Fund.

                      [MORRISON & FOERSTER LLP LETTERHEAD]






                                  May 16, 1997


Nations Treasury Fund
Nations Prime Fund
Nations Equity Income Fund
Nations Fund, Inc.
c/o Stephens Inc.
111 Center Street
Little Rock, Arkansas  72201

Pilot Short-Term U.S. Treasury Fund
Pilot Short-Term Diversified Assets Fund
Pilot Equity Income Fund
The Pilot Funds
3435 Stelzer Road
Columbus, Ohio 43219

Ladies and Gentlemen:

              We have acted as counsel to Nations Fund, Inc. (the "Company"), a Maryland corporation, in connection with the proposed acquisition by the Nations Treasury Fund, Nations Prime Fund and Nations Equity Income Fund (individually, an "Acquiring Fund"), respectively, each a separate portfolio of the Company, of substantially all of the assets and the assumption of all of the Stated
Liabilities of the Pilot Short-Term U.S. Treasury Fund, Pilot Short-Term Diversified Assets Fund and Pilot Equity Income Fund (individually, an "Acquired Fund"), respectively, each a separate portfolio of The Pilot Funds (the "Pilot Funds"), a Massachusetts business trust, solely in exchange for voting shares of the Acquiring Fund which shall thereafter be distributed to the shareholders of the corresponding Acquired Fund pursuant to an Agreement and Plan of Reorganization by and between the Company and the Pilot Funds, dated as of March 22, 1997 (the "Plan"). Any capitalized terms used and not defined herein shall have the meanings ascribed to them in the Plan.

              At your request, we are rendering our opinion as set forth herein with respect to the material federal income tax consequences of the Reorganizations. For purposes of this opinion, we have relied with your consent on, and this opinion is expressly conditioned upon, the accuracy and completeness of the statements and representations (which statements and

Nations Fund, Inc.
The Pilot Funds
May 16, 1997
Page 2

representations we have neither investigated nor verified), incorporated herein by reference, contained in the certificates of the Company for itself and on behalf of each Acquiring Fund and the Pilot Funds for itself and on behalf of each Acquired Fund, and have assumed that such certificates are accurate and complete as of the date hereof. We have also relied upon the accuracy of the Registration Statement on Form N-14 and the Combined Prospectus/Proxy Statement (the "Prospectus") of the Company and the Pilot Funds filed with the Securities and Exchange Commission on February 20, 1997 in connection with the Reorganizations.

              We have also assumed that the transactions contemplated by the Plan and described in the Prospectus will be consummated in accordance therewith and that, as described in the Plan, prior to the Closing Date, each Acquired Fund will dispose of any investments--to the extent practicable--the ownership of which would violate stated investment objectives, policies or certain percentage limitations of the corresponding Acquiring Fund.

              Based upon and subject to the foregoing, it is our opinion that, under currently applicable law, each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), that each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code, and that, accordingly, the following will be the material federal income tax consequences of each Reorganization:

              (1) No gain or loss will be recognized by an Acquired Fund upon the transfer of its assets to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares or the assumption of the Stated Liabilities of the Acquired Fund by the Acquiring Fund.

              (2) No gain or loss will be recognized by an Acquiring Fund upon the following: (i) its receipt of assets from the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares; (ii) the Acquiring Fund's assumption of the Acquired Fund's Stated Liabilities; and (iii) the constructive or actual distribution by the Acquired Fund of the Acquiring Fund Shares to the Acquired Fund shareholders in exchange for their shares of the Acquired Fund.

              (3) The aggregate federal income tax basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the aggregate federal income tax basis of those assets in the

Nations Fund, Inc.
The Pilot Funds
May 16, 1997
Page 3
                     hands of the Acquired Fund immediately prior to the Reorganization.

              (4) The holding period of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will include the period for which such assets have been held by the Acquired Fund.

              (5) No gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization.

              (6) No gain or loss will be recognized by the shareholders of an Acquired Fund upon their receipt of the Acquiring Fund Shares in exchange for such shareholders' shares of the Acquired Fund.

              (7) The federal income tax basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the federal income tax basis of the Acquired Fund shares exchanged by such shareholders pursuant to the Reorganization.

              (8) The holding period for the Acquiring Fund Shares for which shares of the corresponding Acquired Fund are exchanged pursuant to the Reorganization will include the period that the Acquired Fund shares have been held by the holder, provided that the Acquired Fund shares have been held as a capital asset by the holder.

              (9) An Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.

              This opinion may not be applicable to certain classes of Acquired Fund shareholders, including securities dealers, foreign persons and persons who acquired their stock pursuant to the exercise of employee stock options or rights or otherwise as compensation.

              This opinion is based upon existing law and currently applicable Treasury regulations promulgated under the Code, published administrative positions of the Internal Revenue Service contained in revenue rulings and

Nations Fund, Inc.
The Pilot Funds
May 16, 1997
Page 4

revenue procedures currently in effect, and judicial decisions, all of which are subject to change either prospectively or retroactively. There can be no assurance that changes in the law will not take place which could affect the opinions expressed herein or that contrary positions may not be taken by the Internal Revenue Service.

                                                  Very truly yours,

                                                  /s/ Morrison & Foerster LLP

                                                  Morrison & Foerster LLP

                       [MORRISON & FOERSTER LLP LETTERHEAD]







                                  May 23, 1997


Nations U.S. Government Bond Fund
Nations International Growth Fund
Nations Small Company Growth Fund
Nations Fund, Inc.
c/o Stephens Inc.
111 Center Street
Little Rock, Arkansas  72201

Pilot U.S. Government Securities Fund
Pilot International Equity Fund
Pilot Small Capitalization Equity Fund
The Pilot Funds
3435 Stelzer Road
Columbus, Ohio 43219

Ladies and Gentlemen:

         This opinion is being delivered to you in connection with the acquisitions (each, a "Reorganization") by the Nations U.S. Government Bond Fund, Nations International Growth Fund, and Nations Small Company Growth Fund, respectively (individually, an "Acquiring Fund"), each a separate portfolio of Nations Fund, Inc. (the "Company"), of substantially all of the assets of the Pilot U.S. Government Securities Fund, Pilot International Equity Fund, and Pilot Small Capitalization Equity Fund, respectively (individually, an "Acquired Fund"), each a separate portfolio of The Pilot Funds, a Massachusetts business trust (the "Pilot Funds"). The Reorganizations are described in the Registration Statement on Form N-14 of the Company, including the Combined Proxy Statement/Prospectus, and the appendices thereto, filed with the Securities and Exchange Commission on February 20, 1997 (the "Registration Statement"). Unless otherwise indicated, capitalized terms used and not defined herein shall have the meanings ascribed to them in the Plan or in the certificates delivered to us by the Company, for itself and on behalf of each Acquiring Fund, and by Pilot Funds, for itself and on behalf of each Acquired Fund (the "Certificates of Representations").

         In our capacity as counsel to the Company with respect to the Reorganizations, and for purposes of rendering this opinion, we have examined and relied upon the Plan, the Certificates of Representations, the Registration Statement, and such other documents as we considered relevant to our analysis. We have assumed that all parties to the Plan have acted, and will act, in

Nations Fund, Inc.
The Pilot Funds
May 23, 1997
Page 2

accordance with the terms of the Plan and that the Reorganizations will be consummated pursuant to the terms and conditions set forth in the Plan. Further, we have assumed that all representations contained in the Plan, as well as those representations contained in the Certificates of Representations are, and at Closing Date will be, true and complete in all material respects. We have not attempted to verify independently such representations, but in the course of our representation nothing has come to our attention which would cause us to question the accuracy thereof. We have also assumed that prior to the Closing Date, to the extent practicable, each Acquired Fund will dispose of any investments the ownership of which would violate the stated investment objectives, policies or certain percentage limitations of the corresponding Acquiring Fund.

         The conclusions expressed herein represent our judgment of the proper treatment of certain aspects of the Reorganizations under the income tax laws of the United States based upon the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Regulations, rulings and other pronouncements of the Internal Revenue Service (the "IRS") currently in effect, and judicial decisions, all of which are subject to change, prospectively or retroactively. No assurance can be given that such changes will not take place, or that such changes would not affect the conclusions expressed herein. Furthermore, our opinion represents only our best judgment of how a court would conclude if presented with the issues addressed herein and is not binding upon either the IRS or any court. Thus, no assurance can be given that a position taken in reliance on our opinion will not be challenged by the IRS or rejected by a court.

         Our opinion relates solely to the tax consequences of the Reorganizations under the federal income tax laws of the United States, and we express no opinion (and no opinion should be inferred) regarding the tax consequences of the Reorganizations under the laws of any other jurisdiction. This opinion addresses only the specific issues set forth below, and does not address any other tax consequences that may result from the Reorganizations or any other transaction (including any transaction undertaken in connection with the Reorganizations).

         This opinion may not be applicable to certain classes of Acquired Fund shareholders, including securities dealers, foreign persons and persons who acquired their stock pursuant to the exercise of employee stock options or rights or otherwise as compensation.

         No opinion is expressed as to any transactions other than the Reorganizations as described in the Plan or as to any transactions whatsoever, including the Reorganizations, if all the transactions described in the Plan are not consummated in accordance with the terms of such Plan and without waiver or breach of any material provision thereof, or if all of the representations, warranties, statements and assumptions upon which we relied are not true and accurate at all relevant times. In the event any one of the statements, representations, warranties or assumptions upon which we have relied to issue this opinion is incorrect, our opinion might be adversely affected and may not be relied upon.

Nations Fund, Inc.
The Pilot Funds
May 23, 1997
Page 3

         On the basis of, and subject to the foregoing, and in reliance upon the representations described above, we are of the opinion that:

         (1) Each Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of Code, and each Acquiring Fund and the corresponding Acquired Fund will each be a "party to a reorganization" within the meaning of
Section 368(b) of the Code.

         (2) No gain or loss will be recognized by an Acquired Fund upon the transfer of its assets to the corresponding Acquiring Fund solely in exchange for the Acquiring Fund Shares.

         (3) No gain or loss will be recognized by an Acquiring Fund upon the receipt of the assets of the corresponding Acquired Fund solely in exchange for the Acquiring Fund Shares.

         (4) The basis of an Acquired Fund's assets received by the corresponding Acquiring Fund pursuant to the Reorganization will be the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the Reorganization.

         (5) The holding period of an Acquired Fund's assets in the hands of the corresponding Acquiring Fund will include the period for which such assets have been held by the Acquired Fund.

         (6) No gain or loss will be recognized by an Acquired Fund on the distribution to its shareholders of the Acquiring Fund Shares to be received by the Acquired Fund in the Reorganization.

         (7) No gain or loss will be recognized by the shareholders of an Acquired Fund upon their receipt of the corresponding Acquiring Fund Shares in exchange for such shareholders' shares of the Acquired Fund.

         (8) The basis of the Acquiring Fund Shares received by the shareholders of the corresponding Acquired Fund will be the same as the basis of the Acquired Fund shares surrendered by such shareholders pursuant to the Reorganization.

         (9) The holding period for the Acquiring Fund Shares received by the Acquired Fund shareholders will include the period during which such shareholders held the Acquired Fund shares surrendered therefor, provided that such Acquired Fund shares are held as a capital asset in the hands of the Acquired Fund shareholders on the date of the exchange.

Nations Fund, Inc.
The Pilot Funds
May 23, 1997
Page 4

         Each Acquiring Fund will succeed to and take into account the tax attributes described in Section 381(c) of the Code of the corresponding Acquired Fund as of the Closing Date, subject to the conditions and limitations specified in the Code.


                                                  Very truly yours,

                                                  /s/ Morrison & Foerster LLP

                                                  Morrison & Foerster LLP

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, this Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 1 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 30th day of September, 1997.

                                        NATIONS FUND, INC.

                                        By:      *
                                             ----------------------------------
                                             A. Max Walker
                                             President and Chairman of the Board
                                                 of Directors

                                        By:  /s/ Richard H. Blank, Jr.
                                             ----------------------------------
                                             Richard H. Blank, Jr.
                                              *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:


              SIGNATURES                                TITLE                                  DATE
                  *                      President and Chairman of the Board            September 30, 1997
  ----------------------------------      of Directors (Principal Executive
           (A. Max Walker)                            Officer)

                  *                         Treasurer and Vice President                September 30, 1997
  ----------------------------------     (Principal Financial and Accounting
          (Richard H. Rose)                           Officer)

                  *                                   Director                          September 30, 1997
  ----------------------------------
       (Edmund L. Benson, III)
                  *                                   Director                          September 30, 1997
----------------------------------
            (James Ermer)
                  *                                   Director                          September 30, 1997
  ----------------------------------
          (William H. Grigg)
                  *                                   Director                          September 30, 1997
  ------------------------------------
          (Thomas F. Keller)
                  *                                   Director                          September 30, 1997
----------------------------------
         (Carl E. Mundy, Jr.)
                  *                                   Director                          September 30, 1997
  ----------------------------------
         (Charles B. Walker)
                  *                                   Director                          September 30, 1997
  ----------------------------------
        (Thomas S. Word, Jr.)
                                                      Director
 ----------------------------------
          (James B. Sommers)

        /s/ Richard H. Blank, Jr.
----------------------------------
        Richard H. Blank, Jr.
        *Attorney-In-Fact
